UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2011 (Unaudited)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Telecommunication 5.53%
Energy 9.10%
Exchange Traded Funds (Other) 13.62%
Financials 23.28%
Materials 9.47%
Information Technology 13.78%
Consumer Staples 4.17%
Healthcare 8.68%
Short Term Investments 4.76%
Industrials 7.61%

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Fallen Angels Value Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 68.22%

Consumer Staples - 4.19%
10,000	Altria Group, Inc.	$ 235,100
4,000	Anheuser-Busch Companies, Inc. ADR *	221,240
12,650	Dean Foods Co.	128,397
		584,737
Energy - 2.12%
10,000	Chesapeake Energy Corp.	295,300

Financials - 23.39%
1,178	Alleghany Corp. *	363,743
16,500	Bank of America Corp.	226,545
4	Berkshire Hathaway, Inc. Class A *	489,700
5,000	Berkshire Hathaway, Inc. Class B *	408,750
100,000	Citigroup, Inc. *	482,000
30,000	Gleacher & Company, Inc. *	63,750
14,500	H&R Block, Inc.	181,540
20,000	Knight Capital Group, Inc. Class A *	277,200
10,000	Loews Corp.	400,500
10,000	Nelnet, Inc. Class A	224,200
10,000	SLM Corp. *	144,100
		3,262,028
Heathcare - 8.72%
6,000	Baxter International Inc.	290,940
5,000	Johnson & Johnson	298,850
20,000	Pfizer, Inc.	364,400
4,800	Teva Pharmaceutical Industries, Ltd. ADR	262,320
		1,216,510
Industrials - 7.64%
25,000	General Electric Co.	503,500
20,000	PowerShares Aerospace & Defense	397,120
10,000	SAIC, Inc. *	165,700
		1,066,320
Information Technology - 13.84%
20,000	Cisco Systems, Inc. *	423,000
15,000	Entropic Communications, Inc. *	164,550
10,000	Intel Corp.	214,600
17,000	Microsoft Corp.	471,325
7,000	Paychex, Inc.	224,000
8,000	Qualcom, Inc.	433,040
		1,930,515
Materials - 2.77%
10,000	Alcoa, Inc.	165,700
3,000	Monsanto, Co.	220,140
		385,840
Telecommunication - 5.55%
10,000	AT&T Corp.	275,200
4,000	China Mobile Ltd. ADR	196,560
8,500	Verizon Communications, Inc.	302,770
		774,530

TOTAL FOR COMMON STOCKS (Cost $9,133,624) - 68.22%		9,515,780

EXCHANGE TRADED FUNDS - 27.46%
16,000	iShares S&P Global Energy	662,560
9,500	SPDR Dow Jones Industrial Average ETF Trust	1,126,700
3,000	SPDR Gold Trust *	389,610
15,000	SPDR S&P Dividend	782,550
8,000	SPDR S&P Metals & Mining	551,760
10,000	SPDR Utilities Select Sector	317,200

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,473,509) - 27.46%		3,830,380

SHORT TERM INVESTMENTS - 4.78%
667,418	Fidelity Money Market Portfolio Class Select 0.16%**	667,418

TOTAL SHORT TERM INVESTMENTS (Cost $667,418) - 4.78%		667,418

TOTAL INVESTMENTS (Cost $13,274,551) - 100.46%		14,013,578

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46)%		(64,946)

NET ASSETS - 100.00%		$ 13,948,632

* Non-income producing security during the period
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.           These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,  prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own    assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 9,515,780	-	-	$ 9,515,780
	Exchange Traded Funds	3,830,380	-	-	3,830,380
	Short-Term Investments:
	Fidelity Money Market Portfolio Class Select	667,418	-	-	667,418

		$ 14,013,578	-	-	$ 14,013,578

The accompanying notes are an integral part of these financial statements.

	Fallen Angels Income Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares		Value

CLOSED END MUTUAL FUNDS - 37.67%
15,000	Aberdeen Emerging Markets Telecommunications Fund, Inc.	$ 273,750
13,000	Advent Claymore Convert Securities & Income Fund	244,140
50,000	Alliance Bernstein Income Fund	389,500
45,000	Alpine Global Premier Properties Fund	313,650
60,000	BlackRock Income Trust	407,400
25,000	Eaton Vance Tax Advantaged Dividend Income Fund	427,750
35,000	Eaton Vance Tax Advantaged Global Dividend Income Fund	502,250
18,000	Eaton Vance Tax-Managed Diversified Equity Income Fund	203,760
11,700	General American Investors Company, Inc.	315,666
15,000	Helios Total Return Fund, Inc.	86,700
45,000	Liberty All-Star Equity Fund	227,700
17,000	Royce Value Trust, Inc.	244,800
7,000	Source Capital, Inc.	379,330
20,000	Templeton Emerging Markets Income Fund	326,600
25,000	Western Asset Claymore Inflation-Linked Opportunities & Income Fund	312,500

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $4,538,328) - 37.67%		4,655,496

EQUITY SECURITIES - 10.09%
10,000	Altria Group, Inc.	235,100
10,000	AT&T Corp.	275,200
2,000	Johnson & Johnson	119,540
5,000	Merck & Co., Inc.	165,850
15,000	Pfizer, Inc.	273,300
45,000	Sea Containers Ltd. Class A (Bermuda) † *	0
5,000	Verizon Communications, Inc.	178,100

TOTAL FOR EQUITY SECURITIES (Cost $1,164,795) - 10.09%		1,247,090

EXCHANGE TRADED FUNDS - 9.90%
8,000	iShares S&P U.S. Preferred Stock Index	312,640
5,000	SPDR Dow Jones Industrial Average ETF Trust	593,000
10,000	SPDR Utilities Select Sector	317,200

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,051,586) - 9.90%		1,222,840

INVESTMENT TRUST - 4.61%
5,500	American Capital Agency Corp.	157,795
15,000	Penn West Petroleum Ltd. (Canada)	412,350

TOTAL FOR INVESTMENT TRUST (Cost $527,682) - 4.61%		570,145

LIMITED PARTNERSHIP - 3.49%
8,000	Energy Transfer Partners L.P.	431,360

TOTAL FOR LIMITED PARTNERSHIP (Cost $348,970) - 3.49%		431,360

MORTGAGE BACKED SECURITIES - 1.71%
68,000	Credit Suisse Mortgage Capital Certificate 5.71% 02/15/39	72,013
30,000	CSFB Mortgage Securities Corp. 2005-C5 A3 5.10% 08/15/38	31,238
60,000	GMAC Commercial Mortgage Securities, Inc. 4.55% 12/10/41	60,746
47,835	JPMorgan Chase 5.25% 01/12/43	47,815

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $205,207) - 1.71%		211,812

PREFERRED SECURITIES - 20.87%
4,800	AON Capital Trust A (Corts) 7.75%	121,200
9,800	Arch Cap Ltd Preferred 8.00%	248,626
7,300	BioMed Realty Trust 7.375%	182,135
5,812	Bristol-Meyers Squibb (Corts) 6.80%	148,206
12,300	Hospitality Property Trust 7.00%	290,760
6,200	JC Penney (Corts) 7.625%	155,434
6,000	LMG Pplus 6.70%	128,400
5,000	Morgan ST III 6.25%	116,400
4,700	Saturn DPL, Inc. 7.875%	121,613
7,000	SLM Corp. 6.97%	289,310
6,190	SunAmerica (Corts) 6.70%	141,503
5,295	Telephone & Data 7.60% 12/01/41	133,858
10,583	Unum Provident (Pplus) 7.40%	265,104
9,400	US Cellular 7.50% 6/15/34	237,350

TOTAL FOR PREFERRED SECURITIES (Cost $2,631,496) - 20.87%		2,579,899

SHORT TERM INVESTMENTS - 11.58%
1,431,742	Fidelity Money Market Portfolio Class Select 0.16%**	1,431,742

TOTAL SHORT TERM INVESTMENTS (Cost $1,431,742) - 11.58%		1,431,742

TOTAL INVESTMENTS (Cost $11,899,806) - 99.92%		12,350,384

OTHER ASSETS LESS LIABILITIES - 0.08%		9,236

NET ASSETS - 100.00%		$ 12,359,620

† This security has been valued according to the fair value pricing policies of the Fund.
* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Closed End Mutual Funds	$ 4,655,496	-	-	$ 4,655,496
	Equity Securities	1,247,090	-	-	1,247,090
	Exchange Traded Funds	1,222,840	-	-	1,222,840
	Investment Trust	570,145	-	-	570,145
	Limited Partnership	431,360	-	-	431,360
	Mortgage Backed Securities	211,812	-	-	211,812
	Preferred Securities	2,579,899	-	-	2,579,899
	Short-Term Investments:
	Fidelity Money Market Portfolio Class Select	1,431,742	-	-	1,431,742

		$ 12,350,384	-	-	$ 12,350,384

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Value (Cost $13,274,551 and $11,899,806)	$ 14,013,578	$ 12,350,384
Receivables:
Dividends and Interest	12,237	28,402
Securities Sold	351,693	0
Prepaid Expenses	7,131	8,175
Total Assets	14,384,639	12,386,961
Liabilities:
Payables:
Securities Purchased	403,392	0
Management Fees	11,691	10,431
Administrative Fees	2,923	2,608
Distribution Fees	2,923	2,608
Other Expenses	15,078	11,694
Total Liabilities	436,007	27,341
Net Assets	$ 13,948,632	$ 12,359,620

Net Assets Consist of:
Paid In Capital	$ 17,158,382	$ 17,206,780
Accumulated Undistributed Net Investment Income (Loss)	(49,369)	180,924
Accumulated Realized Loss on Investments	(3,899,408)	(5,478,662)
Unrealized Appreciation/(Depreciation) in Value of Investments	739,027	450,578
Net Assets, for 1,625,262 and 1,594,381 Shares Outstanding	$ 13,948,632	$ 12,359,620

Net Asset Value Per Share	$ 8.58	$ 7.75

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Operations
For the six months ended January 31, 2011 (Unaudited)

Investment Income:	Value Fund	Income Fund
Dividends (net of foreign withholding of $365 and $1,457, respectively)	$ 94,680	$ 364,274
Interest	3,370	7,094
Total Investment Income	98,050	371,368

Expenses:
Advisory Fees (Note 3)	66,615	61,930
Administrative Fees (Note 3)	16,654	15,482
Distribution (12b-1) Fees (Note 3)	16,654	15,482
Transfer Agent Fees	15,276	15,276
Registration Fees	13,681	13,681
Custodian Fees	5,042	5,042
Audit Fees	4,639	4,639
Legal Fees	4,537	4,537
Trustee Fees	2,017	2,017
Printing and Mailing Fees	1,009	1,009
Miscellaneous Fees	756	756
Insurance Fees	539	539
Total Expenses	147,419	140,390

Net Investment Income (Loss)	(49,369)	230,978

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	119,170	(1,236)
Net Change in Unrealized Appreciation on Investments	1,241,022	617,501
Net Realized and Unrealized Gain on Investments	1,360,192	616,265

Net Increase in Net Assets Resulting from Operations	$ 1,310,823	$ 847,243

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Years
	Ended	Ended
	1/31/2011	7/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (49,369)	$ (136,468)
Net Realized Gain (Loss) on Investments	119,170	(558,776)
Unrealized Appreciation on Investments	1,241,022	1,045,334
Net Increase in Net Assets Resulting from Operations	1,310,823	350,090

Distributions to Shareholders:
Net Investment Income	-	(11,709)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(11,709)

Capital Share Transactions	(439,605)	(1,347,945)

Total Decrease in Net Assets	871,218	(1,009,564)

Net Assets:
Beginning of Period	13,077,414	14,086,978

End of Period (Including Undistributed Net Investment Income(Loss)
of ($49,369) and $0, respectively)	$ 13,948,632	$ 13,077,414

The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Years
	Ended	Ended
	1/31/2011	7/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 230,978	$ 414,214
Net Realized Loss on Investments	(1,236)	(319,568)
Capital Gain on Distributions from Portfolio Companies	-	3,331
Unrealized Appreciation on Investments	617,501	1,591,951
Net Increase in Net Assets Resulting from Operations	847,243	1,689,928

Distributions to Shareholders:
Net Investment Income	(209,861)	(420,091)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(209,861)	(420,091)

Capital Share Transactions	(602,520)	(870,340)

Total Increase in Net Assets	34,862	399,497

Net Assets:
Beginning of Period	12,324,758	11,925,261

End of Period (Including Undistributed Net Investment Income of $180,924
and $159,861, respectively)	$ 12,359,620	$ 12,324,758

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period *
	Ended		Years Ended			Ended
	1/31/2011		7/31/2010	7/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 7.77		$ 7.59	$ 9.14	$ 10.32	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.03)		(0.08)	(0.04)	0.01	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	0.84		0.27	(1.51)	(1.10)	0.23
Total from Investment Operations	0.81		0.19	(1.55)	(1.09)	0.36

Distributions:
Net Investment Income	-		(0.01)	-	(0.09)	(0.04)
Realized Gains	-		-	-	-	-
Total from Distributions	-		(0.01)	-	(0.09)	(0.04)

Net Asset Value, at End of Period	$ 8.58		$ 7.77	$ 7.59	$ 9.14	$ 10.32

Total Return ***	10.42%		2.45%	(16.96)%	(10.63)%	3.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,949		$ 13,077	$ 14,087	$ 18,507	$ 21,424
Before Waivers
Ratio of Expenses to Average Net Assets	2.21%	†	2.19%	2.18%	1.99%	1.91%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.74)%	†	(0.96)%	0.57%	0.13%	1.60%	†
After Waivers
Ratio of Expenses to Average Net Assets	2.21%	†	2.19%	2.18%	1.99%	1.74%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.74)%	†	(0.96)%	0.57%	0.13%	1.77%	†
Portfolio Turnover	41.37%		286.18%	215.67%	451.20%	31.18%

* For the period November 10, 2006 (commencement of investment operations) through July 31, 2007.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period *
	Ended		Years Ended			Ended
	1/31/2011		7/31/2010	7/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 7.36		$ 6.64	$ 7.81	$ 9.54	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.14		0.24	0.30	0.56	0.48
Net Gain (Loss) on Securities (Realized and Unrealized)	0.38		0.72	(1.26)	(1.61)	(0.45)
Total from Investment Operations	0.52		0.96	(0.96)	(1.05)	0.03

Distributions:
Net Investment Income	(0.13)		(0.24)	(0.21)	(0.62)	(0.49)
Realized Gains	-		-	-	(0.06)	-
Total from Distributions	(0.13)		(0.24)	(0.21)	(0.68)	(0.49)

Net Asset Value, at End of Period	$ 7.75		$ 7.36	$ 6.64	$ 7.81	$ 9.54

Total Return ***	7.56%		14.62%	(12.10)%	(11.65)%	0.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,360		$ 12,325	$ 11,925	$ 15,822	$ 18,605
Before Waivers
Ratio of Expenses to Average Net Assets	2.27%	†	2.20%	2.37%	2.09%	2.02%	†
Ratio of Net Investment Income (Loss) to Average Net Assets	3.73%	†	3.29%	4.87%	6.35%	6.64%	†
After Waivers
Ratio of Expenses to Average Net Assets	2.27%	†	2.20%	2.37%	2.09%	1.88%	†
Ratio of Net Investment Income to Average Net Assets	3.73%	†	3.29%	4.87%	6.35%	6.78%	†
Portfolio Turnover	8.19%		37.83%	99.76%	138.49%	96.47%

* For the period November 10, 2006 (commencement of investment operations) through July 31, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for period of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2011 (UNAUDITED)

Note 1. Organization

The Fallen Angels Value Fund (“Value Fund”) and the Fallen Angels Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Value Fund’s investment objective is to seek long-term capital appreciation. The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Income Fund, has been valued at $.00 per share.  This security has been valued according to the fair value pricing policies of the Funds.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective August 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. The Funds did not have any activity in derivatives for the six months ended January 31, 2011.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2011 (UNAUDITED)

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, A Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended January 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2011 (UNAUDITED)

Note 3. Investment Management and Service Agreements

The Trust has a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the six months ended January 31, 2011, the Advisor earned a fee of $66,615 and $61,930 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $11,691 and $10,431 for the Value Fund and Income Fund, respectively, as of January 31, 2011.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the six months ended January 31, 2011, the Advisor earned a fee of $16,654 and $15,482 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor administrative fees of $2,923 and $2,608 for the Value Fund and Income Fund, respectively, as of January 31, 2011.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the six months ended January 31, 2011, distribution (12b-1) fees of the Plan accrued fees of $16,744 and $15,482 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,923 and $2,608 for the Value Fund and Income Fund, respectively as of January 31, 2011.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2011 was $17,158,382 and $17,206,780 representing 1,625,262 and 1,594,381 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the six months ended January 31, 2011 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	122,770	$ 1,012,240	94,471	$ 724,074
Shares issued in reinvestment of distributions	0	0	27,300	207,423
Shares redeemed	(180,205)	(1,451,845)	(203,041)	(1,534,017)
Net Increase (decrease)	(57,435)	$ (439,605)	(81,270)	$ (602,520)

Transactions in capital stock for the fiscal year ended July 31, 2010 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	183,298	$ 1,481,943	191,936	$ 1,358,395
Shares issued in reinvestment of distributions	1,427	11,709	58,723	415,667
Shares redeemed	(356,972)	(2,841,597)	(370,733)	(2,644,402)
Net Increase (decrease)	(172,247)	$ (1,347,945)	(120,074)	$ (870,340)

Note 6. Investment Transactions

For the six months ended January 31, 2011, purchases and sales of investment securities other than U.S. Government obligations aggregated $7,827,406 and $4,189,717 for the Value Fund and $1,184,360 and $832,549 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively, for each Fund.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2011 (UNAUDITED)

Note 7. Tax Matters

As of July 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

  Value Fund

Income Fund

Undistributed ordinary income (loss)

   $               0                           $     159,861

Capital loss carryforward expiring 7/31/2018+

                   $ 1,647,626

                 $  2,126,805

Capital loss carryforward expiring 7/31/2017+

                      1,541,434

                     2,973,867

Capital loss carryforward expiring 7/31/2016+

                         326,583

                                   -

    $3,515,643

 $  5,100,672

Post-October capital loss deferrals between realized 11/1/09 and 7/31/2010*          $   502,935

                 $     368,885

Gross unrealized appreciation on investment securities

   $    215,001                            $    649,377

Gross unrealized depreciation on investment securities                                                (694,163)                               (824,169)

Net unrealized depreciation on investment securities

   $   (479,162)                          $   (174,792)

Cost of investment securities, including short-term investments**

  $ 10,614,798

                  $11,773,289

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Value Fund paid a distribution in the amount of $11,709, from ordinary income, for the year ended July 31, 2010.

The Income Fund paid distributions in the amount of $420,091, from ordinary income, for the year ended July 31, 2010.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of January 31, 2011, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 94.43% and 91.55% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

Note 9. New Accounting Pronouncement.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

AMM Funds
Expense Illustration
January 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2010 through January 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with  the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2010	January 31, 2011	August 1,2010 to January 31,2011

Actual	$1,000.00	$1,104.25	$11.72
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.06	$11.22

* Expenses are equal to the Fund's annualized expense ratio of 2.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2010	January 31, 2011	August 1,2010 to January 31,2011

Actual	$1,000.00	$1,075.63	$11.88
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.76	$11.52

* Expenses are equal to the Fund's annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2011 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 44	Trustee since August 2006.	2	Management Consultant, self-employed (2002-present); Instructor, UCSD Extension (2009-present)
Ingram S. Chodorow P.O. Box 675167, Rancho Santa Fe, CA 92067 Age: 71	Trustee since August 2006.	2	President/CEO, Elsac Group, Inc.(2009), (investments), President/CEO, Placontrol, Inc. (1973-2009) (oral care products)
Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 Age: 53	Trustee since August 2006.	2	Management consultant, self-employed (1990-present)
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 49	Trustee since August 2006.	2	President/CEO, BottomLine Marketing (2001-present) (marketing)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2011 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 60	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 34	Treasurer since August 2006.	N/A	Chief Investment Officer, American Money Management (2001 to present)
Joseph D. Dang P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 33	Secretary since June 2006; CCO since August 2006.	N/A	Counsel and Chief Compliance Officer, American Money Management, LLC (2005 to present); Financial Analyst/Financial Planner, Ayco (financial planning subsidiary of Goldman Sachs) (2004 to 2005)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2011 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at (866) 663-8023.

Renewal of Management Agreement.

The continuation of the Management Agreement ("Management Agreement") between American Money Management, LLC ("Adviser") and the Trust was considered by the Board of Trustees at an in-person meeting of the Board held on September 20, 2010.  Legal counsel to the Trustees reviewed the Trustees’ duties when considering the Management Agreement renewal.

As to the Funds' performance, the Trustees reviewed performance information relative-to-index and peer group for each Fund over varying time periods, including 3-month, 1-year and 3-year periods derived from a Morningstar mutual fund database.  The Trustees noted the total returns of the Value Fund for the periods presented were in a range of reasonable expectations when compared to the peer group composed of similar-sized (less than $50 million), no load funds with similar investment objectives.  Additionally, the Trustees noted that the total return of the Value Fund (-21.60%) has nearly matched that of its benchmark index (the S&P 500 Index (-21.35%) for the period from inception on November 30, 2006 to July 31, 2010.  The Trustees reviewed the comparative performance information for the AMM Composites and found that the

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2011 (UNAUDITED)

performance of the Fund was in a range of reasonable expectations when compared to AMM Composites. The Trustees noted the total returns of the Income Fund for the periods presented were in a range of reasonable expectations, as well as above the peer-group average, when compared to the peer group composed of similar-sized (less than $50 million), no load funds with similar investment objectives.  Additionally, the Trustees noted that the total return of the Income Fund (+14.15%) has nearly matched that of its benchmark index (the Dow Jones Moderate Portfolio Index (+14.44%) for the one-year period ended July 31, 2010.  However, the Trustees also noted that since inception performance is disappointing.  Next, the Trustees reviewed the comparative performance information for the AMM Composites and found that the performance of the Fund was in a range of reasonable expectations when compared to AMM Composites  After further discussion, it was the consensus of the Trustees that the Funds' performance was satisfactory.

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy and strategy.  In addition, the Trustees reviewed the Adviser's Form ADV Part I and Part II which described the operations and policies of the Adviser.  The Trustees also reviewed a description of the organizational structure of the Adviser, including a description of each employee's title, responsibilities and position within the reporting hierarchy of the Adviser.  The Trustees noted that the Adviser is adequately staffed relative to its responsibilities and obligations to the Funds.  They also observed that the Adviser's operational and compliance processes are well designed and give the Trustees confidence that the Funds will be managed in conformity with their respective investment objectives and restrictions.

Additionally, the Trustees noted some of the prominent features of the Adviser's investment process, including a weekly meeting of an investment committee, which reviews financial market developments and the Adviser's current list of approved investments.  The Trustees also noted that the extent of services provided to the Funds is greater than most funds in that the Adviser expends resources and time promoting the Funds via radio and promotional investment seminars.  In particular, the Trustees noted total compensation paid to financial intermediaries and other distribution-related expenses such as advertising, exceeded 12b-1 fees collected from the Funds, and the Adviser paid those excess expenses.  The Adviser certified to the Board that it had complied with the Trust's Code of Ethics.  The Board also reviewed the Adviser's unaudited financial statements covering the period from January 1, 2010 through September 10, 2010.  Mr. Wisdom discussed the Adviser's personnel and their Fund-related responsibilities.  The Board discussed the compliance activities of Mr. Dang.  Based on the information in the report and their discussions with Mr. Wisdom, Mr. Moore, and Mr. Dang, the Trustees concluded that the Adviser has provided high quality advisory services to the Funds, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board's expectations.

The Trustees then reviewed information in the Report comparing the expense ratio of the Funds to those of a peer group.  Mr. Wisdom informed the Board that the Income Fund and the Value Fund had expense ratios (including acquired fund fees and expenses) of approximately 3.22% and 2.53%, respectively, and each had advisory fees of 1.00%.  They also discussed the 0.25% administration fee paid by each Fund to the Adviser and the indirect benefits to the

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2011 (UNAUDITED)

 Adviser from the Rule 12b-1 fees.  The Board agreed the Funds' expenses, including management fees, were in a range of reasonable expectations when compared to other funds with similar investment objectives and similar asset sizes based upon a peer group comparison derived from a mutual fund database.  The Trustees concluded the Funds' management fees were fair and reasonable particularly considering the small size of the Funds.

As to costs incurred by and profits realized by the Adviser, the Board reviewed information regarding the Adviser's income and expenses for the period ended September 10, 2010.  The Trustees observed that the Adviser, while modestly profitable, does not appear to have an excessively high profit margin.  After discussion regarding the Adviser's financial wherewithal based upon positive net income and balance sheet equity, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to the Funds.  The Trustees determined that the Adviser was not excessively profitable, and that a discussion of economies of scale was not yet relevant at this time due to the small size of the Funds, but that the issue should be considered again as the Funds grow.

The Trustees determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement and that renewal of the Management Agreement was in the best interests of the Trust and each Fund’s shareholders.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of Decmeber 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: April 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date April 7, 2011

By /s/Michael Moore

      Michael Moore

      Treasurer

Date April 7, 2011